Income Taxes - Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current taxes:
State	$ 22	$ (1,619)	$ 178
Deferred taxes:
Federal	(88,994)
State	(11,999)		(285)
Total income tax benefit (expense)	$ (100,971)	$ (1,619)	$ (107)